Vanguard Total Corporate Bond ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Total Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Corporate Bond Index (the “Target Index”), which measures the investment-grade, fixed-rate, taxable corporate bond market. The Target Index includes U.S. dollar-denominated securities that are publicly issued by U.S. and non-U.S. industrial, utility, and financial companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 10.3 years.